Information Relating to Individual Plans in Funded Status Table above that have ABO in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension
Information relating to the individual plans in the funded status table above that have an ABO in excess of plan assets
ABO	$ 315
Fair value of plan assets	220
International Pension
Information relating to the individual plans in the funded status table above that have an ABO in excess of plan assets
ABO	324	$ 133
Fair value of plan assets	$ 112